Schedule of Contractual Maturities of Debt Securities Available for Sale (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Due within one year, Amortized Cost	$ 530
Due after one year through five years, Amortized Cost	2,060
Due after five years through ten years, Amortized Cost	2,036
Due after ten years, Amortized Cost	2,102
Mortgage and asset-backed securities, Amortized Cost	2,344
Amortized Cost	9,072	$ 9,550
Due within one year, Fair Value	534
Due after one year through five years, Fair Value	2,164
Due after five years through ten years, Fair Value	2,145
Due after ten years, Fair Value	2,317
Mortgage and asset-backed securities, Fair Value	2,387
Total debt securities, Fair Value	$ 9,547	$ 9,800